Variable Portfolio – U.S. Flexible Growth Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – U.S. Flexible Growth Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 63.7%
	Shares	Value ($)
U.S. Large Cap 63.7%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	2,426,434	266,737,876
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	13,656,681	671,772,112
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	11,581,948	263,836,776
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	5,981,141	267,955,134
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	3,895,546	270,623,594
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	6,623,495	268,913,907
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	4,799,159	258,434,702
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	12,081,412	550,549,922
Total		2,818,824,023
Total Equity Funds (Cost $1,386,160,007)		2,818,824,023

Exchange-Traded Fixed Income Funds 4.3%

Investment Grade 4.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	947,500	107,048,550
Vanguard Intermediate-Term Corporate Bond ETF	972,500	81,446,875
Total		188,495,425
Total Exchange-Traded Fixed Income Funds (Cost $184,604,256)		188,495,425

Fixed Income Funds 10.3%

Investment Grade 10.3%
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	4,724,088	45,304,004
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	6,206,166	48,842,526
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,354,747	30,662,390
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	8,539,050	78,900,822
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	9,940,399	93,837,372
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	16,023,911	158,316,237
Total		455,863,351
Total Fixed Income Funds (Cost $507,198,506)		455,863,351

Residential Mortgage-Backed Securities - Agency 7.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/17/2039- 10/15/2054	3.000%	125,330,000	113,098,565
10/17/2039- 10/15/2054	3.500%	43,175,000	40,770,418
10/17/2039- 10/15/2054	4.000%	91,325,000	88,306,442
10/15/2054	4.500%	60,650,000	59,620,591
10/15/2054	5.000%	41,975,000	41,947,126
Total Residential Mortgage-Backed Securities - Agency (Cost $345,923,909)			343,743,142

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $1,578,848)	2,023,430

Put Option Contracts Purchased 0.7%

(Cost $33,962,593)	32,481,500

Money Market Funds 20.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(a),(d)	890,184,091	890,095,072
Total Money Market Funds (Cost $889,794,330)		890,095,072
Total Investments in Securities (Cost: $3,349,222,449)		4,731,525,943
Other Assets & Liabilities, Net		(305,304,101)
Net Assets		4,426,221,842
At September 30, 2024, securities and/or cash totaling $51,705,865 were pledged as collateral.

Variable Portfolio – U.S. Flexible Growth Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Growth Fund, September 30, 2024 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	2,169	12/2024	USD	630,555,413	14,493,135	—
U.S. Long Bond	5	12/2024	USD	620,938	146	—
U.S. Long Bond	232	12/2024	USD	28,811,500	—	(13,429)
U.S. Treasury 10-Year Note	175	12/2024	USD	19,999,219	5,839	—
U.S. Treasury 10-Year Note	63	12/2024	USD	7,199,719	—	(6,487)
U.S. Treasury 2-Year Note	471	12/2024	USD	98,082,071	344,096	—
U.S. Treasury 2-Year Note	75	12/2024	USD	15,618,164	—	(12,322)
U.S. Treasury 5-Year Note	833	12/2024	USD	91,532,383	314,060	—
U.S. Treasury 5-Year Note	100	12/2024	USD	10,988,281	—	(18,891)
U.S. Treasury Ultra Bond	237	12/2024	USD	31,543,219	—	(61,539)
Total					15,157,276	(112,668)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	28,236,152	49	5,690.00	12/20/2024	852,626	1,153,460
S&P 500 Index	Morgan Stanley	USD	27,083,656	47	5,765.00	12/20/2024	726,222	869,970
Total							1,578,848	2,023,430

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	541,673,120	940	4,300.00	12/19/2025	7,907,775	7,205,100
S&P 500 Index	Morgan Stanley	USD	242,024,160	420	4,500.00	12/19/2025	3,813,401	3,935,400
S&P 500 Index	Morgan Stanley	USD	527,266,920	915	4,600.00	06/18/2026	13,494,206	13,011,300
S&P 500 Index	Morgan Stanley	USD	276,599,040	480	4,500.00	06/18/2026	6,664,094	6,247,200
S&P 500 Index	Morgan Stanley	USD	100,843,400	175	4,400.00	06/18/2026	2,083,117	2,082,500
Total							33,962,593	32,481,500

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(28,236,152)	(49)	5,690.00	12/20/2024	(813,352)	(571,095)
S&P 500 Index	Morgan Stanley	USD	(27,083,656)	(47)	5,765.00	12/20/2024	(726,078)	(647,190)
Total							(1,539,430)	(1,218,285)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	920,911,227	1,457,834,472	(1,488,728,043)	77,416	890,095,072	—	(547)	38,828,027	890,184,091
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	232,178,208	11,940	(8,535,282)	43,083,010	266,737,876	—	8,107,672	—	2,426,434
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	588,705,120	67	(21,167,830)	104,234,755	671,772,112	—	20,419,144	—	13,656,681
Variable Portfolio – U.S. Flexible Growth Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Growth Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	41,625,640	3,151,670	—	526,694	45,304,004	—	—	1,693,021	4,724,088
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	45,119,557	3,734,150	—	(11,181)	48,842,526	—	—	1,786,476	6,206,166
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	233,824,330	1,549	(11,169,865)	41,180,762	263,836,776	—	4,621,181	—	11,581,948
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	232,172,039	1,478,500	(2,092,455)	36,397,050	267,955,134	—	186,077	—	5,981,141
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	27,826,694	2,100,131	—	735,565	30,662,390	—	—	972,342	3,354,747
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	72,158,993	6,113,286	—	628,543	78,900,822	—	—	3,197,236	8,539,050
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	248,582,364	1,251	(10,297,427)	32,337,406	270,623,594	—	9,772,948	—	3,895,546
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	237,240,448	532,766	(4,095,941)	35,236,634	268,913,907	—	1,687,042	—	6,623,495
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	86,037,673	7,334,000	—	465,699	93,837,372	—	—	3,725,971	9,940,399
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	—	241,685,573	—	16,749,129	258,434,702	—	—	—	4,799,159
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	144,726,372	11,057,092	—	2,532,773	158,316,237	—	—	5,512,848	16,023,911
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	486,633,358	—	(20,734,068)	84,650,632	550,549,922	—	20,202,485	—	12,081,412
Total	3,597,742,023			398,824,887	4,164,782,446	—	64,996,002	55,715,921

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Variable Portfolio – U.S. Flexible Growth Fund  | 2024

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